Recently Adopted Accounting Pronouncements	9 Months Ended
Sep. 30, 2013
Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements

11. Recently Adopted Accounting Pronouncements

        From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.